Ropes & Gray LLP

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December 24, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549-1090	Lindsey Coffey T +1 212 596 9821 F +1 646 728 2573 lindsey.coffey@ropesgray.com

Re:                             Schroder Capital Funds (Delaware) (the “Trust”) (File Nos. 2-34215; 811-1911)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated December 19, 2014, for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on December 18, 2014 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (212) 596-9821 with any questions or comments regarding this matter.

Kind regards,

/s/ Lindsey Coffey, Esq.

Lindsey Coffey, Esq.

cc:                                Carin F. Muhlbaum, Esq.

Alan M. Mandel

Abby L. Ingber, Esq.

Angel Lanier

Timothy W. Diggins, Esq.